Leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Leases [Line Items]
Operating lease cost (in Dollars)	$ 430	$ 670
Weighted average remaining lease term	8 years		11 years 4 months 6 days
Weighted average discount rate	4.90%		4.88%
Minimum [Member]
Leases [Line Items]
Remaining lease term	1 year
Maximum [Member]
Leases [Line Items]
Remaining lease term	8 years